Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss)	$ 414.0	$ (771.7)
Government decommissioning assistance	(11.0)	(2.2)
Other income		(0.3)
Depletion, depreciation, impairment and accretion	(190.6)	902.9
Provisions	1.2	(22.6)
Financing	1.9	1.5
Share-based compensation	2.3	2.1
Unrealized risk management loss (gain)	2.6	(0.8)
Foreign exchange gain	(0.2)	(1.4)
Other		2.1
Decommissioning expenditures	(8.1)	(11.1)
Onerous office lease settlements	(9.1)	(9.7)
Deferred financing costs	5.5	2.8
Financing Fees Paid	(4.7)	(5.6)
Change in non-cash working capital	(5.1)	(6.6)
Cash flows from (used in) operating activities	198.7	79.4
Investing activities
Capital expenditures	(140.9)	(57.2)
Business acquisition	(33.7)
Property dispositions (acquisitions), net	(0.1)	0.1
Change in non-cash working capital	18.1	(9.1)
Cash flows from (used in) investing activities	(156.6)	(66.2)
Financing activities
Lease receivable receipts		2.2
Lease liabilities settlements	(4.4)	(6.3)
Increase (decrease) in long-term debt	(73.5)	(4.0)
Advance of PROP limited recourse loan	16.3
Repayments of senior notes/PROP limited recourse loan	(5.4)
Exercised compensation plans	(0.1)
Issuance of common shares, net of costs	24.2
Cash flows from (used in) financing activities	(42.9)	(8.1)
Change in cash and cash equivalents	(0.8)	5.1
Cash and cash equivalents, beginning of year	8.1	3.0
Cash and cash equivalents, end of year	$ 7.3	$ 8.1